Summary of Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 1,852	$ 1,669
Buildings and leasehold improvements	13,168	12,080
Furniture and equipment	2,079	1,895
Construction in progress	196	168
Property, Plant and Equipment, Gross, Total	17,295	15,812
Less accumulated depreciation and amortization	(5,912)	(5,298)
Property and equipment, net	$ 11,383	$ 10,514	$ 10,231